Investments in Affiliates (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Navios Partners
Balance sheet
Cash and cash equivalents, including restricted cash	$ 25,088	$ 34,539
Current assets	56,349	39,835
Non-current assets	1,212,231	1,310,456
Current liabilities	98,950	41,528
Long- term debt including current portion, net	523,776	598,078
Non-current liabilities	489,421	576,548
Income Statement
Revenue	190,524	223,676	$ 227,356
Net income/ (loss) before non-cash change in fair value of Junior Loan I and Junior Loan II	(52,549)	41,805	74,853
Net income/(loss)	(52,549)	41,805	74,853
Navios Acquisition
Balance sheet
Cash and cash equivalents, including restricted cash	56,658	61,645
Current assets	107,282	97,349
Non-current assets	1,596,337	1,676,742
Current liabilities	79,421	82,798
Long- term debt including current portion, net	1,095,938	1,197,583
Non-current liabilities	1,048,767	1,143,922
Income Statement
Revenue	290,245	313,396	264,877
Net income/ (loss) before non-cash change in fair value of Junior Loan I and Junior Loan II	59,715	84,796	11,371
Net income/(loss)	59,715	84,796	11,371
Acropolis
Balance sheet
Cash and cash equivalents, including restricted cash	720	668
Current assets	986	1,117
Non-current assets	84	73
Current liabilities	413	447
Long- term debt including current portion, net	0	0
Non-current liabilities	0	0
Income Statement
Revenue	1,068	1,760	2,825
Net income/ (loss) before non-cash change in fair value of Junior Loan I and Junior Loan II	157	244	1,298
Net income/(loss)	157	244	1,298
Navios Europe I
Balance sheet
Cash and cash equivalents, including restricted cash	10,785	11,839
Current assets	15,980	14,782
Non-current assets	169,925	179,023
Current liabilities	18,490	15,377
Long- term debt including current portion, net	86,060	96,580
Non-current liabilities	155,387	182,537
Income Statement
Revenue	40,589	41,437	35,119
Net income/ (loss) before non-cash change in fair value of Junior Loan I and Junior Loan II	(2,174)	(1,347)	(5,061)
Net income/(loss)	16,137	(1,118)	$ (1,896)
Navios Europe II
Balance sheet
Cash and cash equivalents, including restricted cash	16,916	17,366
Current assets	19,487	22,539
Non-current assets	232,363	245,154
Current liabilities	24,126	16,897
Long- term debt including current portion, net	119,234	129,185
Non-current liabilities	184,530	173,543
Income Statement
Revenue	30,893	20,767
Net income/ (loss) before non-cash change in fair value of Junior Loan I and Junior Loan II	(25,062)	1,673
Net income/(loss)	$ (34,059)	$ 77,252